Submission	Jul. 28, 2026
Submission [Line Items]
Central Index Key	0001543188
Registrant Name	AB Multi-Manager Alternative Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES